Shareholder Fees - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2026 USD ($)
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, Y CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Maximum Account Fee	$ 0
HIGH-YIELD MUNICIPAL FUND | HIGH-YIELD MUNICIPAL FUND, C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 25
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, I CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, Y CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Account Fee	$ 0
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, A CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	4.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Maximum Account Fee	$ 0
INTERMEDIATE-TERM TAX-FREE BOND FUND | INTERMEDIATE-TERM TAX-FREE BOND FUND, C CLASS
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Maximum Account Fee	$ 0
TAX-FREE MONEY MARKET FUND | TAX-FREE MONEY MARKET FUND, INVESTOR CLASS
Prospectus [Line Items]
Maximum Account Fee	$ 25

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.